Income tax and deferred taxes (Details Textual)	1 Months Ended		12 Months Ended
	Jan. 28, 2018	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Income tax and deferred taxes [Line Items]
Percentage of property, plant and equipment purchases				4.00%
Applicable tax rate		34.00%		25.50%	24.00%	22.50%	21.00%
Tax rate related to application of Tax Invariability Contract				5.00%
Average effective tax rate				24.00%	22.50%
Prescriptive period for review legal deadline				3
Prescriptive period extended for review legal deadline				6
Subsequent Event [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	21.00%
Scenario, Plan [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate			27.00%
UNITED STATES
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline				3
Prescriptive period extended for review legal deadline				6
MEXICO
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline				5
SPAIN
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline				4
BELGIUM
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline				3
Prescriptive period extended for review legal deadline				5
SOUTH AFRICA
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline				3
Prescriptive period extended for review legal deadline				5
Georgia [Member] | Subsequent Event [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	6.00%